Shareholders’ Equity - Schedule of Fair Value of the Share Options Granted (Details)	6 Months Ended
Jun. 30, 2026 $ / shares
Schedule of Fair Value of the Share Options Granted [Line Items]
Dividend yield
Expected term (in years)	10 years
Exercise price (in USD)	$ 4
Minimum [Member]
Schedule of Fair Value of the Share Options Granted [Line Items]
Risk-free interest rate	3.66%
Expected volatility	82.15%
Maximum [Member]
Schedule of Fair Value of the Share Options Granted [Line Items]
Risk-free interest rate	3.68%
Expected volatility	83.59%